Non-Controlling Interest (Tables)	12 Months Ended
Jun. 30, 2023
Non-Controlling Interest [Abstract]
Schedule of Non-Controlling Interests
Qinghai Found
Balance, July 1, 2021	$(3,590)
Share of net loss	(50,783)
Share of other comprehensive loss	(16,826)
Balance, June 30, 2022	$(71,199)
Share of net loss	(4,683)
Share of other comprehensive loss	(34,255)
Balance, June 30, 2023	$(110,137)